Income Taxes (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 USD ($)
Income Taxes (Details) [Line Items]
Tax profit rate, percentage	8.25%	8.25%
Tax profit rate (in Dollars)		$ 2
Remaining tax rate, percentage	16.50%	16.50%
Unrecognized tax benefits	$ 2,767,276
Income tax rate description	the annual effective tax rate for Bit Digital USA Inc. is 37.01%. The effective tax rate is different from the federal tax rate of 21% is primarily driven by the state tax expense, net of federal benefit, of 8.53% and several permanent book-tax adjustments, including excessive tax benefits from Stock-based Compensation of (8.5%), Section 162(m) limitation of 5.3% and non-deductible impairment of 10.5%. For Golden Bull USA Inc, the entity is only subjected to state minimum taxes of $50 in 2021.	the annual effective tax rate for Bit Digital USA Inc. is 37.01%. The effective tax rate is different from the federal tax rate of 21% is primarily driven by the state tax expense, net of federal benefit, of 8.53% and several permanent book-tax adjustments, including excessive tax benefits from Stock-based Compensation of (8.5%), Section 162(m) limitation of 5.3% and non-deductible impairment of 10.5%. For Golden Bull USA Inc, the entity is only subjected to state minimum taxes of $50 in 2021.
Effective tax rate for Canada entities	17.80%	17.80%
US federal tax rate	21.00%	21.00%
Accrued valuation allowance	$ 93,147		$ 241,803
Unrecognized tax positions	2,770,000
HONG KONG
Income Taxes (Details) [Line Items]
Unrecognized tax benefits	$ 2,767,276